UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 10-D/A

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

             Commission File Number of issuing entity: 333-140605-01

                        HOME EQUITY LOAN TRUST 2007-HSA2
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-140605

                RESIDENTIAL FUNDING MORTGAGE SECURITIES II, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

              Delaware                                      None
 (State or other jurisdiction                        (I.R.S. Employer
of incorporation or organization of                 Identification No.)
       the issuing entity)

c/o Residential Funding Company, LLC, as Master Servicer
             8400 Normandale Lake Boulevard                      55437
                  Minneapolis, Minnesota 55437                 (Zip Code)
       (Address of principal executive offices of
                  issuing entity)

                        (952) 857-7000 (Telephone number,
                              including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Title of Class Registered/reported pursuant to (check one)
                                                                         Name of exchange
                           Section 12(b)  Section 12(g)   Section 15(d) (If Section 12(b))
Home Equity Loan
Pass-Through Certificates,    [___]          [___]            [ X ]        _______________
Series 2007-HSA2

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


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EXHIBIT  99.1 TO THE FORM 10-D OF THE HOME EQUITY LOAN TRUST  2007-HSA2  FOR THE
MONTHLY DISTRIBUTION PERIOD OF APRIL 1, 2007 THROUGH APRIL 30, 2007, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 2007, IS REPLACED WITH EXHIBIT
99.1 TO THIS FORM 10-D/A.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1   May 2007 Monthly Statement to Certificateholders.



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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  June 18, 2007



                                    Home Equity Loan Trust 2007-HSA2
                                    (Issuing entity)

                                    By:   Residential Funding Company, LLC,
                                          as Master Servicer


                                            By:      /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS